Interest in other entities (Tables)	6 Months Ended
Dec. 31, 2024
Interest in Entities [Abstract]
Subsidiaries

			Ownership interest
Name	Type		December 31, 2024	June 30, 2024
Nabors Transition Energy Corp	Subsidiary	United States	100%	100%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%
Vast Employee Shareholdings Pty Ltd	Subsidiary	Australia	100%	100%
Vast Intermediate HoldCo Pty Ltd	Subsidiary	Australia	100%	100%
Vast Australia HoldCo Pty Ltd	Subsidiary	Australia	100%	100%
HyFuel Solar Refinery Pty Ltd	Subsidiary	Australia	100%	100%
Vast Renewables HoldCo Corp	Subsidiary	United States	100%	100%
Vast Renewables Management Services LLC	Subsidiary	United States	100%	100%
Vast US Projects HoldCo Corp	Subsidiary	United States	100%	100%
El Paso ProjectCo LLC	Subsidiary	United States	100%	100%

		Place of incorporation	Ownership interest
Name	Type		December 31, 2024	June 30, 2024
Nabors Transition Energy Corp	Subsidiary	United States	100%	100%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%
Vast Employee Shareholdings Pty Ltd	Subsidiary	Australia	100%	100%
Vast Intermediate HoldCo Pty Ltd	Subsidiary	Australia	100%	100%
Vast Australia HoldCo Pty Ltd	Subsidiary	Australia	100%	100%
HyFuel Solar Refinery Pty Ltd	Subsidiary	Australia	100%	100%
Vast Renewables HoldCo Corp	Subsidiary	United States	100%	100%
Vast Renewables Management Services LLC	Subsidiary	United States	100%	100%
Vast US Projects HoldCo Corp	Subsidiary	United States	100%	100%
El Paso ProjectCo LLC	Subsidiary	United States	100%	100%

Joint arrangements

(In thousands of US Dollars)
Initial investment in SiliconAurora Pty Ltd	69
Transaction costs	56
Deferred consideration	1,578
Total consideration	1,703

Relating to:
- Call option issued to shareholder	96
- 50% interest in SiliconAurora Pty Ltd	1,607

Carrying value of interest in joint venture at June 30, 2024	1,065
Commitments and contingent liabilities in respect of joint ventures:

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
Commitment to provide funding for joint venture’s commitments, if called	672	456